Commitments and Contingencies (Details) - USD ($)						1 Months Ended		12 Months Ended
	Dec. 04, 2025	Jun. 17, 2024	Mar. 15, 2024	Oct. 23, 2023	Mar. 16, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023	Mar. 29, 2026	Jan. 27, 2026	Sep. 16, 2024	Feb. 22, 2024	Dec. 31, 2019
Commitments and Contingencies [Line Items]
Loss contingency in accrued expenses and other current liabilities								$ 9,500,000	$ 7,700,000		$ 9,500,000
Damages amount					$ 220,000,000
Subsidiaries indemnity obligations														$ 6,900,000
Legal settlement loss										$ 6,900,000
Legal loss								1,100,000	2,000,000
Across four payments	$ 9,500,000
Debt worth								1,000			3,300,000	$ 1,000,000	$ 1,000
Settlement payment	9,500,000
Associated individual								16,000,000							$ 16,000,000
Letters of credit outstanding								3,500,000	3,500,000		1,100,000
Restricted cash accounts								$ 3,800,000	$ 3,800,000		$ 1,100,000
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]								operating lease	operating lease
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]								Other long-term liabilities	Other long-term liabilities
Siemens Litigation [Member]
Commitments and Contingencies [Line Items]
Damages amount				$ 6,900,000
Fees, expenses, and pre-judgment interest			$ 2,670,000
SolarPark Korea Co., LTD [Member]
Commitments and Contingencies [Line Items]
Demanded amount							$ 80,000,000
Damages amount						$ 26,400,000
Attorney [Member]
Commitments and Contingencies [Line Items]
Attorneys’ fees and costs		$ 2,000,000
Settlement Agreement [Member]
Commitments and Contingencies [Line Items]
Debt worth	$ 1,000,000